SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	Mar. 31, 2026
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment useful life	10 years
Tools, Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment useful life	2 years
Tools, Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment useful life	5 years